Subsequent Events (Details) $ / shares in Units, ₨ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 02, 2023 $ / shares shares	Aug. 11, 2022 INR (₨)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022	Jun. 18, 2022	Oct. 30, 2020
Subsequent Events (Details) [Line Items]
Modification agreement, description				Pursuant to the Modification Agreement, we and Reachnet have agreed that we will acquire 901 thousand subscribers from Sri Sai, a proposed subsidiary of Reachnet (see further discussion below) as well as Sri Sai’s core business assets that are needed to serve those 901 thousand subscribers. The original customer acquisiton agreement between us and Reachnet provided that we would acquire approximately 1.9 million of Reachnet’s customers for $58.29 million; under the Modification Agreement, we will instead acquire 901 thousand of Reachnet’s customers from Sri Sai for consideration of $11.5 million.
Sri Sai agreement, description				Pursuant to such Deed of Assignment, as modified, we have been assigned 901 thousand subscribers and the right to a 51% equity interest in Sri Sai. Pursuant to the Agreement for Acquisition, Reachnet made payment of $1 million (out of $2.5 million) to shareholders of Sri Sai, in return for 51% shareholding of Sri Sai (with 2% of the shares being held in escrow for Indian regulation purposes). However, the Sri Sai shares were not transferred to Reachnet because Reachnet was not eligible to receive the shares of Sri Sai until it paid the consideration in full.8 On August 11, 2022, Reachnet executed Agreement for Acquisition with Shareholders of Sri Sai wherein Reachnet made payment of INR 50 million to the shareholders of Sri Sai as part payment. Upon payment of full consideration, Reachnet would have acquired 51% shareholding of Sri Sai and Sri Sai would have become subsidiary of Reachnet. Prior to actual payment of full consideration, has assigned its interest to Lytus India under Deed of Assignment dated December 12, 2022. Therefore, the company management believes that it has acquired 51% shareholding of Sri Sai, a proposed subsidiary of Reachnet.Pursuant to the Deed of Assignment, we have assumed Reachnet’s payment obligations under the Sri Sai Agreement, which total $10 million, consisting of:• $1 million, which has been paid to the shareholders of Sri Sai by Reachnet and is credited to Lytus India, as partial payment for the 51% equity interest in Sri Sai;• $1.5 million, which was payable on or before January 31, 2023 to the shareholders of Sri Sai, for the remaining amount due to such shareholders, in consideration for our 51% equity interest in Sri Sai. The Company made this payment on March 31, 2023 in accordance with the Share Purchase Agreement with shareholders of Sri Sai; and• $7.5 million, which is payable, in accordance with the terms of the Sri Sai Agreement, as capital infusion for capital expenditures, in the form of convertible debentures to be issued by Sri Sai, the first of which shall be approximately $4.5 million payable on or around April 30, 2023
Consideration amount (in Dollars)				$ 1,500,000
Additional consideration (in Dollars)				100,000
Business assets (in Dollars)				$ 100,000
Fund amount (in Dollars)					$ 10,000,000
Share Purchase Agreement description				Pursuant to the Share Purchase Agreement, on March 31, 2023, Lytus India made payment of the of $2.5 million and Lytus India received a 51% shareholding of Sri Sai on April 6, 2023
Equity percentage		51.00%		51.00%		51.00%
Agreement amount		₨ 50		$ 29,635,771
Shareholders amount (in Dollars)				2,500,000
capital expenditure (in Dollars)				7,500,000
Intangible asset (in Dollars)				29,635,771
Payment (in Dollars)				$ 2,500,000
Acquired of equity				51.00%			100.00%	75.00%
Equity interest percentage				100.00%
Share percentage				75.00%
Non-adjusting event after reporting period [Member]
Subsequent Events (Details) [Line Items]
Modification agreement, description			The payment of $2,500,000 (INR 200 million) was paid as follows: (a) paid by Reachnet but deemed paid by Lytus: INR 50 million on August 11, 2022; (b) paid by Lytus: INR 80 million on December 1, 2022; (c) paid by Lytus: INR 120 million on March 31, 2023.
Business assets (in Dollars)			$ 100,000
Acquired of equity	100.00%
Acquired common shares (in Shares) | shares	1,000
Aggregate shares (in Shares) | shares	1,000
Aggregate price (in Dollars per share) | $ / shares	$ 1
Sri Sai [Member]
Subsequent Events (Details) [Line Items]
Acquired of equity				51.00%
Reachnet’s [Member]
Subsequent Events (Details) [Line Items]
Acquired of equity				51.00%
GHSI [Member]
Subsequent Events (Details) [Line Items]
Share percentage				75.00%